Volkswagen Auto Loan Enhanced Trust 2014-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-31-2018	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/15/2018
2	Payment Date		2/20/2018
3	Collection Period	12/30/2017	1/31/2018	33
4	Monthly Interest Period - Actual/360	1/22/2018	2/19/2018	29
5	Monthly Interest - 30/360			30

B.    SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	199,000,000.00	—	—	—	—
7	Class A-2 Notes	325,000,000.00	—	—	—	—
8	Class A-3 Notes	369,000,000.00	2,161,789.52	2,161,789.52	—	—
9	Class A-4 Notes	107,000,000.00	107,000,000.00	9,438,920.72	97,561,079.28	0.9117858

10	Total Securities	$1,000,000,000.00	$109,161,789.52	$11,600,710.24	$97,561,079.28

11	Overcollateralization	30,941,157.10	30,941,157.10		30,941,157.10

12	Adjusted Pool Balance	$1,030,941,157.10	$140,102,946.62	$11,600,710.24	$128,502,236.38

13	YSOC	43,423,011.47	4,637,046.79		4,190,264.80

14	Net Pool Balance	$1,074,364,168.57	$144,739,993.41	$11,600,710.24	$132,692,501.18

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.53000%	—	—	—	—
17	Class A-3 Notes	0.95000%	1,711.42	0.0046380	2,163,500.94	5.8631462
18	Class A-4 Notes	1.39000%	123,941.67	1.1583334	9,562,862.39	89.3725457

	Total Securities		125,653.09		11,726,363.33

C.    COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	7,280,629.84
20	Scheduled Interest Payments Received	310,977.80
21	Prepayments of Principal Received	4,499,637.18
22	Liquidation Proceeds	121,691.13
23	Recoveries Received	150,981.06
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	12,363,917.01

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	5,133.75

28	Total Available Funds, prior to Servicer Advances	12,369,050.76

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	12,369,050.76

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	12,369,050.76

D.  DISTRIBUTIONS

Distribution Summary:

33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	120,616.66
35	Class A Noteholder Interest (Item 50)	125,653.09
36	Principal Distribution Amount (Item 75)	11,600,710.24
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	522,070.77

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	120,616.66	—	120,616.66

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	1,711.42	—	1,711.42
45	Class A-4 Interest	123,941.67	—	123,941.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	125,653.09	—	125,653.09

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		140,102,946.62
52	Beginning Net Pool Balance	144,739,993.41
53	Receipts of Scheduled Principal	(7,280,629.84)
54	Receipts of Prepaid Principal	(4,499,637.18)
55	Liquidation Proceeds	(121,691.13)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(145,534.08)

59	Ending Net Pool Balance	132,692,501.18
60	Yield Supplement Overcollateralization Amount	4,190,264.80

61	Adjusted Pool Balance	128,502,236.38
62	Less: Adjusted Pool Balance - End of Collection Period		128,502,236.38

63	Calculated Principal Distribution Amount		11,600,710.24

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		12,369,050.76
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		120,616.66
67	Less: Interest Paid to Noteholders (Item 35)		125,653.09
68	Less: Calculated Principal Distribution (Item 63)		11,600,710.24

69	Equals: Remaining Available Funds before Servicer Advance		522,070.77
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		522,070.77
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		11,600,710.24

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $5,154,705.79, and (b) the aggregate note balance)	5,154,705.79
81	Initial Reserve Account Balance	1,030,941.16
82	Beginning Reserve Account Balance	5,154,705.79
83	Plus: Net Investment Income for the Collection Period	5,133.75

84	Subtotal: Reserve Fund Available for Distribution	5,159,839.54
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	5,159,839.54
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	5,133.75

89	Equals: Ending Reserve Account Balance	5,154,705.79

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.      POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,074,364,169	132,692,501
92	Number of Current Contracts		46,738	18,322
93	Weighted Average Loan Rate		2.38%	2.43%
94	Average Remaining Term		65.0	21.0
95	Average Original Term		56.55	67.1
96	Monthly Prepayment Rate			1.35%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		22	251,728.23
98	Liquidation Proceeds on Related Vehicles			106,194.15
99	Recoveries Received on Receivables Previously Charged Off			150,981.06

100	Net Principal Losses for Current Collection Period		22	(5,446.98)

101	Beginning Net Principal Losses		764	6,954,221.90
102	Net Principal Losses for Current Collection Period		22	(5,446.98)

103	Cumulative Net Principal Losses		786	6,948,774.92

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,074,364,168.57)			0.65%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.79%	18,157	131,086,495.98
106	31 - 60 Days Delinquent	0.93%	127	1,228,470.54
107	61 - 90 Days Delinquent	0.28%	38	377,534.66

108	Total	100.00%	18,322	132,692,501.18

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

VW CREDIT, INC., as Servicer